Supplement Dated July 10, 2000*
                      to the Prospectus Dated May 1, 2000
    of American Express New Solutions Variable Annuity(SM) 240355 A (05/00)


On page 23 of the  prospectus the name of the MFS(R) VIT New Total Return Series
- Service  Class is  changed to the  MFS(R)  VIT Total  Return  Series - Service
Class.


240355-11 A (7/00)
*Valid until April 30, 2001.